Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations

(1) Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2019		2018
	(In millions of Korean won)
Service contract
Subscription contract	~~W~~	310,006	~~W~~	260,888
Licensing contract		34,219		18,054
Others		16,742		7,828
		360,967		286,770
Timing of satisfaction of performance obligations
At a point in time		175		8
Over time		360,792		286,762
	~~W~~	360,967	~~W~~	286,770

Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities

(2) Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Accounts receivables	~~W~~	32,253	~~W~~	60,664
Incremental costs of obtaining a contract (Prepaid expenses)		998		2,036
Contract liabilities (Deferred revenue)
Subscription revenue		8,742		12,017
Royalties and Licensing fees		1,403		7,223
Website & Application development		701		834
	~~W~~	10,846	~~W~~	20,074

Changes in Contract Liabilities

(3) Changes in contract liabilities for the years ended December 31, 2019 and 2018 are as follows:

	2019		2018
	(In millions of Korean won)
Balance at January 1	~~W~~	20,074	~~W~~	22,681
Increase related to subscription revenue		66,232		12,017
Increase related to royalties and licensing fees		—		540
Increase related to website & application development contract		5,038		834
Decrease upon satisfaction of performance obligations - subscription revenue		(69,507)		(12,409)
Decrease upon satisfaction of performance obligations -royalties and licensing fees		(5,407)		(3,066)
Decrease due to termination of contract		(413)		(495)
Decrease upon satisfaction of performance obligations - website & application development		(5,171)		(28)
Balance at December 31	~~W~~	10,846	~~W~~	20,074

Transaction Price Allocated to Unsatisfied Performance Obligation

(4) Transaction price allocated to unsatisfied performance obligations as of December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Subscription revenue	~~W~~	8,742	~~W~~	12,017
Royalties and Licensing fees		1,403		7,223
Website & Application development		701		834

Details of Incremental Costs of Obtaining Contract Recognized as Assets

(5) Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Incremental costs of obtaining a contract	~~W~~	998	~~W~~	2,036
	2019		2018
Amortization costs recognized as cost of revenues	~~W~~	2,036	~~W~~	2,231